Credit Portfolio (Tables)	12 Months Ended
Dec. 31, 2025
Credit Portfolio [Abstract]
Composition of the credit portfolio

(i)     Payroll loans, credit cards receivables and loans are presented net of the ECL (“expected credit losses”) and are measured according to the IFRS 9, using: Exposure at Default (EAD) related to the exposed credit risk at default; Probability of Default (PD) related to the probability of the counterparty not meeting its contractual payment obligations; and Loss Given Default (LGD) related to the percentage of the exposure that is not expected to be recovered in the event of default. In addition to the methodology for calculating the allowance for impairment (EAD x PD x LGD). The Group takes into consideration the forward-looking information and assumptions such as the historical loss experienced at individual transactions level, credit quality and guarantees, economic factors and estimated future cash flows, which could impact the calculation model for provisioning expected credit losses.

The composition of the credit portfolio is as follows:

	December 31, 2025	December 31, 2024
Payroll Loans, net (i)	3,190,558	2,480,074
Credit Card Receivables, net (i)	772,087	660,113
Loans, net (i)	243,722	12,606
Total credit portfolio	4,206,367	3,152,793

Schedule of the maturity analysis of credit receivables [Table Text Block]

The maturity analysis of credit portfolio as of December 31, 2025 and 2024 is as follows:

	December 31, 2025
	Payroll loans	Credit card receivables	Loans	Total

Past due	65,396	158,752	124,898	349,046
Due within 30 days	79,773	320,940	24,116	424,829
Due within 31 to 120 days	296,577	207,277	111,364	615,218
Due within 121 to 180 days	186,355	135,167	46,161	367,683
Due within 181 to 360 days	493,352	81,933	64,006	639,291
Due after 360 days	2,145,838	4,823	16,491	2,167,152
	3,267,291	908,892	387,036	4,563,219
Expected credit losses	(76,733)	(136,805)	(143,314)	(356,852)
Credit portfolio net of ECL	3,190,558	772,087	243,722	4,206,367

	December 31, 2024
	Payroll loans	Credit card receivables	Loans	Total

Past due	21,530	126,769	123,994	272,293
Due within 30 days	71,676	300,225	1,025	372,926
Due within 31 to 120 days	226,039	178,304	3,221	407,564
Due within 121 to 180 days	140,796	108,802	1,219	250,817
Due within 181 to 360 days	377,272	60,163	4,808	442,243
Due after 360 days	1,678,835	3,733	9,002	1,691,570
	2,516,148	777,996	143,269	3,437,413
Expected credit losses	(36,074)	(117,883)	(130,663)	(284,620)
Credit portfolio net of ECL	2,480,074	660,113	12,606	3,152,793

The grouping of customers with similar credit risks and classification [Table Text Block]

For the credit portfolio, the weighting of objective factors plus the analysis of the coverage percentage of accessory guarantees leads to the customer rating that allows the grouping of customers with similar credit risks and classification into one of the following stages as suggested by IFRS9:

	December 31, 2025
	Credit amount	Exposure off balance credit limits not used	Expected credit losses

Payroll Loans
Stage 1	3,188,858	—	(17,012)
Stage 2	14,851	—	(1,872)
Stage 3	63,582	—	(57,849)

Credit Card Receivables
Stage 1	729,665	1,580,350	(20,308)
Stage 2	66,641	20,929	(15,095)
Stage 3	112,586	1,967	(101,402)

Loans
Stage 1	247,895	—	(13,931)
Stage 2	15,967	—	(7,657)
Stage 3	123,174	—	(121,726)
Total	4,563,219	1,603,246	(356,852)

	December 31, 2024
	Credit amount	Exposure off balance credit limits not used	Expected credit losses

Payroll Loans
Stage 1	2,480,231	—	(8,564)
Stage 2	9,044	—	(887)
Stage 3	26,873	—	(26,623)

Credit Card Receivables
Stage 1	638,249	1,222,409	(17,595)
Stage 2	40,297	25,017	(9,127)
Stage 3	99,450	1,021	(91,161)

Loans
Stage 1	17,415	—	(5,235)
Stage 2	22	—	(17)
Stage 3	125,833	—	(125,411)
Total	3,437,414	1,248,447	(284,620)

The reconciliation of credit portfolio operations segregated by stages [Table Text Block]

The reconciliation of credit portfolio operations segregated by stages:

Stage 1	December 31, 2024	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure From Stage 3	Write-off	Additions/Reversals	December 31, 2025
Payroll Loans	2,480,231	(59,000)	(1,160)	3,544	1,029	—	764,214	3,188,858
Credit card receivables	638,250	(343,023)	(1)	131,540	174	—	302,726	729,666
Loans	17,415	(18,592)	(88)	526	6	—	248,627	247,894
Total	3,135,896	(420,615)	(1,249)	135,610	1,209	—	1,315,567	4,166,418

Stage 2	December 31, 2024	Transfer from Stage 1	Transfer to Stage 3	Cure to Stage 1	Cure from Stage 3	Write-off	Additions/Reversals	December 31, 2025
Payroll Loans	9,044	59,000	(52,684)	(3,544)	133	—	2,903	14,852
Credit card receivables	40,298	343,023	(110,921)	(131,540)	10	—	(74,230)	66,640
Loans	22	18,592	(6,311)	(526)	—	—	4,190	15,967
Total	49,364	420,615	(169,916)	(135,610)	143	—	(67,137)	97,459

Stage 3	December 31, 2024	Transfer from Stage 1	Transfer from Stage 2	Cure to Stage 1	Cure to Stage 2	Write-off	Additions/Reversals	December 31, 2025
Payroll Loans	26,873	1,160	52,684	(1,029)	(133)	(14,216)	(1,757)	63,582
Credit card receivables	99,449	1	110,921	(174)	(10)	(41,713)	(55,888)	112,586
Loans	125,833	88	6,311	(6)	—	(4,576)	(4,474)	123,176
Total	252,155	1,249	169,916	(1,209)	(143)	(60,505)	(62,119)	299,344

The reconciliation of expected credit losses of credit portfolio receivables segregated by stages [Table Text Block]

The reconciliation of expected credit losses of credit portfolio segregated by stages:

Stage 1	December 31, 2024	Transfer to Stage 2	Transfer to Stage 3	Cure from Stage 2	Cure From Stage 3	Write-off	Additions/Reversals	December 31, 2025
Payroll Loans	(8,564)	5,591	97	(382)	(1,063)	—	(12,691)	(17,012)
Credit card receivables	(17,595)	17,293	—	(13,678)	(133)	—	(6,195)	(20,308)
Loans	(5,234)	1,233	9	(154)	—	—	(9,785)	(13,931)
Total	(31,393)	24,117	106	(14,214)	(1,196)	—	(28,671)	(51,251)

Stage 2	December 31, 2024	Transfer from Stage 1	Transfer to Stage 3	Cure to Stage 1	Cure from Stage 3	Write-off	Additions/Reversals	December 31, 2025
Payroll Loans	(887)	(5,591)	5,333	382	(155)	—	(954)	(1,872)
Credit card receivables	(9,127)	(17,293)	57,243	13,678	(7)	—	(59,589)	(15,095)
Loans	(17)	(1,233)	3,295	154	—	—	(9,856)	(7,657)
Total	(10,031)	(24,117)	65,871	14,214	(162)	—	(70,399)	(24,624)

Stage 3	December 31, 2024	Transfer from Stage 1	Transfer from Stage 2	Cure to Stage 1	Cure to Stage 2	Write-off	Additions/Reversals	December 31, 2025
Payroll Loans	(26,623)	(97)	(5,333)	1,063	155	14,216	(41,230)	(57,849)
Credit card receivables	(91,161)	(0)	(57,243)	133	7	41,713	5,149	(101,402)
Loans	(125,411)	(9)	(3,295)	—	—	4,576	2,413	(121,726)
Total	(243,195)	(106)	(65,871)	1,196	162	60,505	(33,668)	(280,977)

The movement in the allowance for expected credit losses of credit receivables [Table Text Block]

The movement in the allowance for expected credit losses of credit receivables is as follows:

Expected Credit Losses	Payroll Loans	Credit Card Receivables	Loans	Total
December 31, 2023	(38,259)	(185,404)	(361,780)	(585,443)
Additions	(31,222)	(163,887)	(39,144)	(234,253)
Reversals	5,240	92,903	25,831	123,974
Write-Off (i)	28,166	138,505	244,431	411,102
December 31, 2024	(36,075)	(117,883)	(130,662)	(284,620)
Additions	(76,574)	(90,302)	(19,926)	(186,802)
Reversals	21,699	29,667	2,698	54,064
Write-Off (i)	14,216	41,713	4,577	60,506
December 31, 2025	(76,734)	(136,805)	(143,313)	(356,852)

(i)     Based on the PagSeguro credit risk classification model, which assesses the risk of insolvency and default of counterparties related to credit receivables, for the year ended December 31, 2025, the PagSeguro Group carried out a partial write-off of credit receivables, for cases in which the Group does not expect to receive these amounts. The credit card receivables were written-off in the amount of R$41,713 (R$138,505 on December 31, 2024), loans were written-off in the amount R$4,577 (R$244,431 on December 31, 2024) and payroll loans were written-off in the amount R$14,216 (R$28,166  on December 31, 2024) against the related provision for ECL recognized in previous periods.